Related-party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Related-party transactions

Note 21	Related-party transactions
In the six months ended June 30, 2026, there have not been significant changes to related parties or in the key management personnel.
Bpifrance (Maisons-Alfort - France) continues to be considered as a related party due to its significant influence through material transactions.
Rendering of services
Valneva has borrowed amounts amounting to 80% of French Tax Authorities receivables relating to Research
Tax Credits for 2022, 2023 and 2024 from Bpifrance. The total amount borrowed from Bpifrance is €3.1 million on which Valneva pays interest.
Key management compensation
In the six months ended June 30, 2026, the aggregate compensation of key management amounted to €2.5 million (in the six months ended June 30, 2025: €4.2 million) and represents mostly salaries and share based payment expenses.